Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2019 were as follows:

		Thousands of Euros
		Balance at	Business	Translation	Balance at
	Segment	31/12/2018	Combination	differences	31/12/2019
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,682	—	425	8,107
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,114	(4,278)	5,060	255,896
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,271	—	201	9,472
Grifols Therapeutics, Inc. (USA)	Bioscience	1,940,776	—	38,902	1,979,678
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,550,256	—	50,694	2,600,950
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	24,376
Goetech LLC (USA)	Hospital	58,945	—	1,181	60,126
Haema AG (Germany)	Bioscience	171,134	18,880	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	139,042	10,943	2,963	152,948
Interstate Blood Bank, Inc. (USA)	Bioscience	—	172,663	199	172,862
		5,209,230	198,208	99,625	5,507,063
			(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2020 are as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2019	Combination	Disposals	differences	31/12/2020
Net value
Grifols UK.Ltd. (UK)	Bioscience	8,107	—	—	(433)	7,674
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,896	—	—	(21,105)	234,791
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,472	—	—	66	9,538
Grifols Therapeutics, Inc. (USA)	Bioscience	1,979,678	—	—	(163,274)	1,816,404
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,600,950	—	(12,902)	(211,070)	2,376,978
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	—	24,376
Goetech LLC (USA)	Hospital	60,126	—	—	(4,959)	55,167
Haema AG (Germany)	Bioscience	190,014	—	—	—	190,014
BPC Plasma,Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	152,948	—	—	(12,614)	140,334
Interstate Blood Bank, Inc. (USA)	Bioscience	172,862	—	—	(14,383)	158,479
Plasmavita Healthcare GmbH (Germany)	Bioscience	—	9,987	—	—	9,987
Alkahest,Inc (USA)	Others	—	74,372	—	(2,462)	71,910
Green Cross Biotherapeutics,Inc. (Canada)	Bioscience	—	133,443	—	1,126	134,569
Green Cross America Inc.(USA)	Bioscience	—	51,299	—	(1,883)	49,416
		5,507,063	269,101	(12,902)	(430,991)	5,332,271
			(See note 3)

Schedule of assigned weighting of scenarios considered for recoverable amount calculations in respect of COVID-19 impact

In the current uncertain environment, the recoverable amount calculations of the Bioscience and Hospital CGU use expected cash flow projections for five and six years respectively, based on two different scenarios considered in respect of COVID-19 impact (base case and worst case) and the assigned weighting of these scenarios according to the following details:

	Main assumption	Assigned weighting
Base case	Gradual recovery in 2021	70%
Worst case	Total recovery in 2022	30%

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in impairment testing of the CGUs for 2019 were as follows:

	Perpetual Growth rate	Pre-tax discount rate	EBITDA multiple

Bioscience	2%	8.80%	—
Diagnostic	—	—	14.5x
Hospital	1.50%	10.80%	—

The key assumptions used in impairment testing of the CGUs for 2020 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	1.9%	8.9%
Diagnostic	1.9%	9.5%
Hospital	1.4%	10.8%

Schedule of reasonably possible changes in key assumptions considered in the calculation of the CGUs' recoverable amount

In 2020, the reasonably possible changes considered for the Bioscience, Diagnostic and Hospital CGUs are a variation in the discount rate, as well as in the estimated perpetual growth rate, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps
Hospital	+/-100 bps	+/-100 bps

In 2019, the reasonably possible changes considered for the Bioscience, Diagnostic and Hospital CGUs are a variation in the discount rate, as well as in the estimated perpetual growth rate, as follows:

	Perpetual Growth rate	Pre-tax discount rate	EBITDA Margin

Bioscience	+/- 50 bps	+/- 50 bps	—
Diagnostic	—	—	+/- 250 bps
Hospital	+/- 50 bps	+/- 50 bps	—

Schedule of reasonably possible changes in key assumptions considered by management in the calculation of the Hospital CGU's recoverable amount that would cause the carrying amount to exceed its recoverable amount

The reasonably possible changes in key assumptions considered by management in the calculation of the Hospital CGU's recoverable amount would cause the carrying amount to exceed its recoverable amount as follows:

	Perpetual Growth rate	Pre-tax discount rate
	-100bps	+100bps
Potential impairment	3.5%	11.7%